Basis Of Presentation The Company's Activities And Consolidation Scope	12 Months Ended
Dec. 31, 2025
Basis of presentation company activities and consolidation scope [Abstract]
Disclosure of basis of presentation company activities and consolidation scope[Text Block]
1.1 BASIS OF PRESENTATION, THE COMPANY’S ACTIVITIES AND CONSOLIDATION SCOPE
1.1.1 Basis of presentation
These Ferrovial SE consolidated financial statements have been approved by the Board of Directors on February 25, 2026, and have been prepared in accordance with the International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). There are no effects on these consolidated financial statements resulting from differences between IFRS as issued by the IASB and IFRS as endorsed by the European Union.
The consolidated financial statements include the consolidated statement of financial position, consolidated income statement, consolidated statement of comprehensive income, consolidated statement of changes in equity, consolidated statement of cash flow and the accompanying notes (referred to collectively as the “Consolidated Financial Statements”).
For presentation of the consolidated income statement, the Group uses a classification method based on the nature of expenses, as it is more representative of the format used by management for internal reporting purposes and aids to provide reliable information to investors.
The Group’s presentation currency is the euro, which is also the parent company’s functional currency. Unless otherwise stated, amounts are presented in millions of euros
1.1.2 The Group’s activities
The Ferrovial Group comprises the parent company, Ferrovial SE, a European public limited company ("Societas Europaea"), incorporated in the Netherlands, and its subsidiaries and investees (hereinafter referred to as “Ferrovial”, the "Ferrovial Group", the "Group" or "FSE Group"), which are detailed in Appendix I. Its registered office is at Gustav Mahlerplein 61-63 Symphony Towers, 14th Floor 1082 MS, Amsterdam, the Netherlands,and has the Dutch Chamber of Commerce number KvK73422134
Through these companies, Ferrovial is engaged in the following four business lines, which constitute its reporting segments under IFRS 8:
•Construction: Design and execution of all manner of public and private works, including most notably the construction of public infrastructures.
•Highways: Development, financing and operation of highways.
•Airports: Development, financing and operation of airports.
•Energy: focuses on innovative solutions for the promotion, construction and operation of energy generation and transmission infrastructures.

In January 2024 in order to boost the energy transition related business and develop new capabilities in this area more quickly and efficiently, Ferrovial approved a partial reorganization of the business pursuant to which the Energy Solutions Business line, which was part of the Construction Business line in 2023, and the Energy Infrastructures business line, which was part of the Energy Infrastructure and Mobility business in 2023, were merged. From this point onwards, the resulting business line is named the Energy Business line, and consequently, the comparable information related to segment reporting (Note 1.5) has been prepared accordingly.
For the purpose of understanding these consolidated financial statements, it should be noted that part of the activity carried out by the Group’s business lines consists of the development of infrastructure projects, primarily in the highways and airports business lines, but also in the construction and energy businesses.
In order to aid understanding the Group’s financial performance, these consolidated financial statements disclose the impact of projects of this nature separately in “fixed assets in infrastructure projects” within the non-current financial asset headings (distinguishing those to which the intangible asset model is applied from those to which the financial asset model is applied – Note 3.3) and, in particular, in the cash and cash equivalents and borrowing headings (Note 5.2).
Following competitive bidding processes, these projects are conducted through long-term contracts entered into with public authorities (“the grantor”), which grant the right to build or upgrade, operate and maintain the infrastructure. The contract is awarded to a legal entity, the concessionaire entity, whose sole purpose is the performance of the project, in which the Group has an ownership interest.
The concessionaire has to finance the construction or upgrade of the public infrastructure mainly with borrowings secured by future cash flows during the project's term; As a result, these projects usually have cash restrictions established in the financing agreements to ensure repayment of the borrowings. The shareholders also make capital contributions. Borrowings are generally secured at inception of the service concession arrangement and have no recourse to the shareholder or, in some cases, recourse to the shareholders is limited to the guarantees issued.
Once the construction or upgrade is complete, the concessionaire starts to operate and maintain the infrastructure, and in return, collects tolls or charges for the use of the infrastructure by the final users of the assets, or amounts paid by the grantor based on the availability for use of the related asset. These inflows allow the initial investment to be recovered. In most cases the construction and subsequent maintenance of the infrastructure is subcontracted by the concession operators to the Group’s Construction business line.
From an accounting standpoint, most of these arrangements are within the scope of IFRIC 12. A list of the companies regarded as infrastructure project companies is included in Appendix I.
It should also be noted that the Ferrovial Group has relevant interests in equity-accounted companies managing infrastructure assets, highlighting the 48.29% ownership interest in 407 ETR, the concession operator of the 407 ETR highway in Toronto (Canada), the 49% indirect shareholding in the company JFK NTO LLC, the concession company of the New Terminal One at John F. Kennedy International Airport in New York; the 19.86% ownership interest in IRB Infrastructure Developers Limited, one of India's leading infrastructure companies, listed in Bombay, and the 23.99% ownership interest acquired in IRB Infrastructure Trust (Private InvIT), an associate of IRB Infrastructure Developers Limited (Note 1.2). Details of these companies are included in Note 3.5 on investments in associates.
1.1.3. Assets and liabilities held for sale and discontinued operations
Assets and liabilities held for sale
At December 31, 2025 assets held for sale amounted to EUR 196 million and liabilities stood at EUR 128 million. These relate to energy assets, which are expected to be sold within 12 months.
At December 31, 2024 assets held for sale amounted to EUR 56 million and liabilities stood at EUR 24 million. These related to energy assets, together with the 50% stake in AGS Airports Holdings Limited (AGS), the parent company that owns the Aberdeen, Glasgow and Southampton Airports (Note 1.1.4).
The following table provides a breakdown by nature of assets and liabilities classified as held for sale as of December 2025 and December 2024, mainly related to energy assets, which are expected to be sold within 12 months:

(Million euro)	2025	2024
Goodwill	41	0
Intangible assets	28	9
Property, plant and equipment	76	39
Other non-current assets	25	4
Non-current assets	170	52
Short-term trade and other receivables	23	1
Cash and cash equivalents	3	1
Other current assets	0	2
Current assets	26	4
TOTAL assets classified as held for sale	196	56

Borrowings	16	17
Other non-current liabilities	11	4
Non-current liabilities	27	21
Borrowings	94	2
Other current liabilities	7	1
Current liabilities	101	3
TOTAL liabilities classified as held for sale	128	24
Discontinued operations
Profit from discontinued operations is related to earn-outs and other pending issues regarding the divestment of the various components of the Ferrovial Services business, which was completed in previous years. The impact on the income statements reached EUR 20 million, EUR 14 million and EUR 16 million in 2025, 2024 and 2023, respectively, and relates mainly to the indemnities and updated earn-outs associated with the disposal of the Services business in Spain and UK, as well as other adjustments related to the Amey business divestment in the United Kingdom (Note 2.8.).
1.1.4 Consolidation scope changes and other divestments of investees
There follows a description of the most significant movements in the consolidation scope in 2025, 2024 and 2023.
Airports
AGS Airports Holdings Limited (AGS) divestment
On November 13, 2024, Ferrovial announced that an agreement had been reached with Avialliance UK Limited for the sale of its entire stake in AGS (50%). As part of the same transaction, Macquarie also agreed to sell its entire stake (50%) in AGS to the same purchaser. The completion of this transaction was subject to obtaining the applicable regulatory approvals by year-end 2024, and the 50% ownership interest in AGS Airports Holdings Limited as of December 31, 2024 was therefore reclassified to held for sale. The ownership interest in this company remained valued at zero, due to the fact that losses generated in previous years brought equity attributable to Ferrovial below zero.
The Group granted subordinated loans to AGS totaling EUR 235 million. Following the agreement reached in November 2024, these loans were reclassified from long-term financial assets to short-term receivables in December 2024, since they were also included in the divestment transaction.
On January 28, 2025, having satisfied the applicable regulatory conditions, Ferrovial and Macquarie completed the sale of AGS' entire share capital (100%) for a price of GBP 900 million. Ferrovial’s net share of the proceeds was GBP 452 million, resulting in a capital gain of EUR 272 million (Note 2.4).
Heathrow Airport Holdings divestment
Regarding the Heathrow Airport Holdings divestment, as disclosed in the December 31, 2024 Consolidated Financial Statements, on November 28, 2023, Ferrovial entered into a share purchase agreement with Ardian and the Public Investment Fund (PIF), pursuant to which Ferrovial agreed to sell its full stake (25% interest) in FGP Topco Limited.
On December 12, 2024, following satisfaction of applicable regulatory conditions, Ferrovial completed the sale of 19.75% of the share capital of FGP Topco Ltd., which is the direct shareholder of Heathrow Airports Holdings Limited (HAH), the owner of Heathrow Airport in London (UK), to Ardian and the Public Investment Fund (PIF), with a capital gain of EUR 2,023 million, reported in the income statement within the line item “Impairment and disposal of fixed assets” (Note 2.4) - the ownership interest in this company was valued at zero, due to the fact that losses generated in previous years brought equity attributable to Ferrovial below zero.
As a result, Ferrovial held 5.25% stake, which was recognized as a non-current financial asset at fair value through profit or loss (Note 3.6.), once concluded that according to IAS28 p.5-6, Ferrovial would no longer exercise significant influence in FGP Topco Ltd., despite having the right to nominate a board member together with other shareholders, as the group would have no participation in the policy-making processes of the asset, neither participation in decisions related to dividend distributions. The fair value of the remaining stake was determined by referencing the selling price of the 19.75% stake divested in FGP Topco Ltd., generating an additional positive impact of EUR 547 million.
On January 26, 2025, Ferrovial announced that a binding agreement had been reached with Ardian for the sale of its entire remaining stake (5.25%) in FGP Topco Ltd. (Topco), parent company of Heathrow Airport Holdings Ltd., for c.GBP 455 million. Full completion of the divestment under the agreement was finally achieved on July 3, 2025, having fulfilled the applicable regulatory conditions, an additional result of EUR 27 million was recognized through the income statement, mainly corresponding to the interest accrued since the announcement of the transaction (EUR 28 million), reported as Other net financial income/(expense) through the consolidated income statement (Note 2.5) together with the translation differences and the hedging impact associated with these translation differences.
Highways
Acquisition of an additional 5.06% stake in 407 ETR from AtkinsRéalis
On June 6, 2025, Ferrovial completed the previously-announced acquisition of an additional 5.06% stake in the Canadian highway company from affiliates of the AtkinsRéalis Group Inc. Ferrovial's amounted to CAD 1.99 billion (EUR 1.3 billion), increasing its total ownership of the 407 ETR from 43.23% to 48.29% (see Note 3.5).
As part of this acquisition, and in connection with the purchase price allocation exercise, the difference between the fair value of the 5.06% stake acquired and its carrying amount at the acquisition date (EUR 1.50 billion), was fully allocated as an intangible asset. The investment in 407 ETR continues to be accounted for under the equity method.
Construction
Acquisition of 100% of Powernet
On July 29, 2025, Ferrovial, through its subsidiary Ferrovial Construcción,S.A., acquired 100% of the shares of Powernet I,S.L.U (Powernet), a company engaged in business on telecommunication and network engineering activities.
The difference between the net fair value of the identifiable assets and liabilities of Powernet and its carrying amount at the date of acquisition (EUR 8 million) has been recognised as goodwill (note 3.1).
Energy
Acquisition of Milano Solar, LLC
On June 30, 2025, via its subsidiary Ferrovial Energy US, LLC., Ferrovial acquired all issued and outstanding membership interests in Milano Solar, LLC for USD 19 million, for the development, construction, financing, operation, and maintenance of a 250 MW solar photovoltaic facility, located in Milam County, Texas, which is expected to operate for 40 years. This transaction has been categorized as an acquisition of assets and liabilities, rather than a business combination, as the company did not have any staff or business activity. As part of the acquisition, the difference between the net fair value of the company's identifiable assets and liabilities and its carrying amount at the date of acquisition, was fully allocated to the intangible assets associated with project development works.
Other business
Sale of the entire Ferrovial mining services business in Chile
On June 27, 2025, Ferrovial completed the divestment of the services business in Chile to a Chilean company controlled by the partners of Scale Capital. The total consideration reached EUR 28.5 million, of which EUR 17.9 million relates to a vendor loan note payable by the buyer over a five-year period. Additionally, and as a result of the reorganization prior to the execution of the transaction, Ferrovial received EUR 13.2 million from the divested business as a capital reduction, so the total cash received in relation to this divestment reached EUR 23.8 million. The transaction generated a capital loss of EUR 14.1 million, mainly due to the recycling of translation differences through the income statement previously recognized under Other Comprehensive Income (EUR -20 million).